Share-Based Compensation - 2011 Share Award Scheme (Detail) - Restricted Stock [Member] - 2011 Share Award Scheme - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	5,739,320
Granted	2,189,310
Vested	(2,452,468)
Forfeited	(1,409,359)
Unvested at end of year	4,066,803	5,739,320
Unvested at beginning of year (in dollars per share)	$ 1.06
Granted (in dollars per share)	0.37	$ 0.96
Vested (in dollars per share)	1.08
Forfeited (in dollars per share)	1.05
Unvested at end of year (in dollars per share)	$ 0.69	$ 1.06